Fair Value Measurements - The carrying value and fair value of financial instruments (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Financial assets:
Mortgage loans		$ 820	$ 890
Policy loans		184	192
Level 1
Financial assets:
Cash and cash equivalents		611	499
Mortgage loans		0	0
Policy loans		0	0
Total financial assets not accounted for at fair value		611	499
Financial liabilities:
Annuity benefits accumulated	[1]	0	0
Total financial liabilities not accounted for at fair value		0	0
Level 2
Financial assets:
Cash and cash equivalents		0	0
Mortgage loans		0	0
Policy loans		0	0
Total financial assets not accounted for at fair value		0	0
Financial liabilities:
Annuity benefits accumulated	[1]	0	0
Total financial liabilities not accounted for at fair value		0	0
Level 3
Financial assets:
Cash and cash equivalents		0	0
Mortgage loans		814	887
Policy loans		184	192
Total financial assets not accounted for at fair value		998	1,079
Financial liabilities:
Annuity benefits accumulated	[1]	32,461	28,932
Total financial liabilities not accounted for at fair value		32,461	28,932
Carrying Value
Financial assets:
Cash and cash equivalents		611	499
Mortgage loans		820	890
Policy loans		184	192
Total financial assets not accounted for at fair value		1,615	1,581
Financial liabilities:
Annuity benefits accumulated	[1]	33,110	29,703
Total financial liabilities not accounted for at fair value		33,110	29,703
Fair Value
Financial assets:
Cash and cash equivalents		611	499
Mortgage loans		814	887
Policy loans		184	192
Total financial assets not accounted for at fair value		1,609	1,578
Financial liabilities:
Annuity benefits accumulated	[1]	32,461	28,932
Total financial liabilities not accounted for at fair value		$ 32,461	$ 28,932

[1]	Excludes $206 million and $204 million of life contingent annuities in the payout phase at December 31, 2017 and 2016, respectively.